Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
10
. Income Taxes

Income (loss) before income taxes for each of the
two
years in the period ended
December 31, 2020
was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2020	2019
Current:
Federal	$(2)	$(3)
State	100	163
Total current income taxes	98	160
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$98	$160

On
March 27, 2020,
the CARES Act was enacted in response to the COVID-
19
pandemic. The CARES Act, among other things, permits net operating loss carryforwards generated in taxable years beginning after
December 31, 2017,
to offset
100%
of taxable income for taxable years beginning before
January 1, 2021,
and
80%
of taxable income in taxable years beginning after
December 31, 2020.
In addition, the CARES Act allows net operating losses incurred in taxable years beginning after
December 31, 2017,
and before
January 1, 2021,
to be carried back to each of the
five
preceding taxable years to generate a refund of previously paid income taxes. The adoption of these provisions did not
have a material impact on the Company's financial position or results of operations.

On
December 27, 2020,
the Consolidated Appropriations Act,
2021
(the “Appropriations Act”) was enacted in response to the COVID-
19
pandemic. The Appropriations Act, among other things, temporarily extends through
December 31, 2025,
certain expiring tax provisions, including look-through treatment of payments of dividends, interest, rents, and royalties received or accrued from related controlled foreign corporations. Additionally, the Appropriations Act enacts new provisions and extends certain provisions originated within the CARES Act, including an extension of time for repayment of the deferred portion of employees' payroll tax through
December 31, 2021,
and a temporary allowance for full deduction of certain business meals. Avalon has elected not
to defer the employees' portion of payroll tax. Management is currently evaluating the other provisions of the Appropriations Act, but at present time does not
expect that the other provisions of the Appropriations Act would result in a material tax or cash benefit.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at
December 31, 2020
and
2019
are as follows (in thousands):

	2020	2019
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$68	$71
Reserves not deductible until paid	55	154
Net operating loss carryforwards
Federal	2,170	1,646
State	816	749
Federal tax credit	733	653
Business interest expense carryforward	-	235
Operating lease liabilities	416	-
Other	69	115
Gross deferred tax assets	4,327	3,623
Less valuation allowance	(2,269)	(2,043)
Deferred tax assets net of valuation allowance	$2,058	$1,580

Deferred tax liabilities:
Property and equipment	$(1,552)	$(1,517)
Operating lease right of use assets	(416)	-
Other	(82)	(55)
Gross deferred tax liabilities	$(2,050)	$(1,572)
Net deferred tax asset	$8	$8

The
$2,050,000
of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the
$2,058,000
of deferred tax assets. Avalon has
not
provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not
that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the
$2,269,000
valuation allowance as of
December 31, 2020,
would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to the income (loss) before income taxes as a result of the following differences (in thousands):

	2020	2019
Income (loss) before income taxes	$52	$(375)
Less net loss attributable to non-controlling interest in subsidiary	(60)	(80)
Income (loss) before income taxes attributable to
Avalon Holdings Corporation common shareholders	112	(295)
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	24	(62)
State income taxes, net of federal income tax benefits	79	128
Change in valuation allowance	226	162
Increase in available federal tax credit	(80)	(97)
Other nondeductible expenses	16	39
Other nontaxable income	(168)	-
Other, net	1	(10)
Total provision for income taxes	$98	$160

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no
longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before
2016
.
Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no
accruals for the payment of interest and penalties for
2020
and
2019.

Avalon made net income tax payments of approximately
$148,000
and
$151,000
in
2020
and
2019,
respectively. At
December 31, 2020,
Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately
$10,305,000
which are available to offset future federal taxable income. Legislation under the Tax Act allows for corporations to carryforward net operating losses generated beginning in
2018
indefinitely.  Net operating losses generated in
2018
may
offset
80%
of future taxable income.  Of the
$10,305,000
taxable loss carryforwards,
$2,076,000
is carryforward indefinitely to offset
80%
of future taxable income. Net operating losses generated prior to
2018
expire in
2023
through
2037.
In addition, at
December 31, 2020,
certain subsidiaries of Avalon have net operating loss carryforwards for state purposes of approximately
$10,281,000
which are available to offset future state taxable income. These carryforwards expire at various dates through
2039.
A valuation allowance has been provided because it is more likely than not
that the deferred tax assets relating to certain of the federal and state loss carryforwards will not
be realized.